Financial Statement Components - Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Prepaid expenses	$ 8,012	$ 1,073	$ 817
Contract assets	1,221	0
Advance payments to vendors	196	961	666
Prepaid rent and other	0	503	12
Other receivables	942	2,260	329
Total prepaid expenses and other current assets	$ 10,371	$ 4,797	$ 1,824